Intangible Assets and Goodwill - Summary of Goodwill has been Allocated to Acquired Subsidiaries Level (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Jan. 31, 2021	Apr. 01, 2020	Mar. 31, 2020	Jan. 31, 2017
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	$ 685,658	$ 720,907			$ 721,990
Goodwill	601,151	619,874				$ 950,204
ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill			$ 466,762			802,181
ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill	132,641	136,786				$ 148,023
Other Units Without Significant Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill	9,174	9,401
Air Ticketing [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill	241,127	248,660
Hotels and Packages [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Goodwill	218,209	225,027
Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill	$ 601,151	$ 619,874		$ 607,248	$ 607,248
Goodwill [Member] | ibibo Group - Go ibibo [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill				447,712
Goodwill [Member] | ibibo Group - redBus [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill				141,737
Goodwill [Member] | Other Units Without Significant Goodwill [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets [Line Items]
Intangible assets and goodwill				$ 17,799